CONSIDERATION RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2016	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Consideration receivable			$ 200,685
Installment amount received		$ 123,498
Subsequent Event [Member]
Installment amount received	$ 200,685